Pacer Trendpilot International ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 93.9%
Australia - 6.0%
APA Group	9,720	$65,289
Aristocrat Leisure Ltd.	5,480	144,770
ASX Ltd.	1,594	66,501
Australia & New Zealand Banking Group Ltd.	24,636	426,111
BHP Group Ltd. - ADR (a)	21,827	1,367,462
Brambles Ltd.	11,428	108,004
Cochlear Ltd.	540	86,755
Coles Group Ltd.	11,012	134,547
Commonwealth Bank of Australia	14,160	1,005,436
Computershare Ltd.	4,707	79,295
CSL Ltd.	4,050	730,478
EBOS Group Ltd.	1,312	31,413
Endeavour Group Ltd.	10,334	42,203
Fortescue Metals Group Ltd.	13,959	203,277
Macquarie Group Ltd.	2,990	351,487
National Australia Bank Ltd.	26,166	499,501
Newcrest Mining Ltd.	7,354	130,457
QBE Insurance Group Ltd.	12,220	129,443
Ramsay Health Care Ltd.	1,530	60,542
REA Group Ltd.	426	45,076
Rio Tinto Ltd.	3,069	241,334
Santos Ltd.	27,656	147,869
Sonic Healthcare Ltd.	3,960	93,497
South32 Ltd.	38,152	99,432
Suncorp Group Ltd.	10,408	99,483
Telstra Group Ltd.	33,328	95,366
Transurban Group	25,304	243,733
Wesfarmers Ltd.	9,344	311,622
Westpac Banking Corp.	28,850	432,917
WiseTech Global Ltd.	1,426	82,173
Woodside Energy Group Ltd. - ADR (a)	16,784	433,027
Woolworths Group Ltd.	10,002	259,462
		8,247,962
Austria - 0.2%
Andritz AG	594	31,388
Andritz AG (c)	738	35,947
Erste Group Bank AG	2,934	110,908
OMV AG	1,188	53,555
Raiffeisen Bank International AG (b)	1,114	18,030
Telekom Austria AG	1,145	8,712
Verbund AG	266	22,037
		280,577
Belgium - 0.7%
Anheuser-Busch InBev SA/NV - ADR (a)	8,328	477,194
D'ieteren Group	182	31,758
Elia Group SA/NV	297	36,541
Groupe Bruxelles Lambert SA	832	67,274
KBC Groep NV	2,782	209,224
Solvay SA	604	72,453
UCB SA	1,038	91,896
		986,340
Canada - 9.4%
Agnico Eagle Mines Ltd. (a)	4,342	227,564
Alimentation Couche-Tard, Inc.	6,490	328,573
Bank of Montreal	6,130	569,600
Barrick Gold Corp.	14,636	253,056
BCE, Inc. (a)	2,480	107,186
Brookfield Corp.	12,004	418,940
Canadian Imperial Bank of Commerce	7,864	346,567
Canadian National Railway Co.	5,091	617,182
Canadian Natural Resources Ltd.	9,455	574,864
Canadian Pacific Kansas City Ltd.	7,884	648,774
Cenovus Energy, Inc. (a)	11,524	219,186
CGI, Inc. (b)	1,746	177,376
Constellation Software, Inc.	162	342,263
Enbridge, Inc. (a)	16,946	623,613
Fortis, Inc.	4,384	186,890
Franco-Nevada Corp.	1,686	245,886
Great-West Lifeco, Inc.	2,226	67,135
Imperial Oil Ltd.	1,614	87,027
Intact Financial Corp.	1,444	213,329
Loblaw Cos. Ltd.	1,266	112,329
Magna International, Inc.	2,238	143,971
Manulife Financial Corp.	15,790	315,800
National Bank of Canada	2,772	217,110
Nutrien Ltd. (a)	4,164	286,858
Pembina Pipeline Corp.	4,572	144,841
Power Corp of Canada	4,658	131,970
Restaurant Brands International, Inc. (a)	2,788	213,449
Rogers Communications, Inc. - Class B	3,416	149,552
Royal Bank of Canada (a)	11,808	1,170,527
Shopify, Inc. - Class A (b)	10,102	682,693
Sun Life Financial, Inc.	5,156	271,257
Suncor Energy, Inc.	11,007	344,409
TC Energy Corp.	8,790	315,297
TELUS Corp. (a)	4,681	83,275
The Bank of Nova Scotia (a)	10,016	504,406
The Toronto-Dominion Bank	15,571	1,026,752
Thomson Reuters Corp.	1,265	171,027
Tourmaline Oil Corp.	2,602	134,851
Waste Connections, Inc.	2,236	315,656
		12,991,041
China - 0.1%
ENN Energy Holdings Ltd.	6,301	75,744
Denmark - 2.4%
AP Moller - Maersk A/S - Class A	30	60,333
AP Moller - Maersk A/S - Class B	50	102,805
Coloplast A/S - Class B	974	121,064
DSV A/S	1,568	313,952
Genmab A/S - ADR (a)(b)	5,810	240,301
Novo Nordisk A/S - ADR	13,532	2,180,005
Orsted AS (c)	1,558	135,906
Vestas Wind Systems A/S (b)	8,324	223,090
		3,377,456
Finland - 0.8%
Kone Oyj - Class B	3,320	170,253
Neste Oyj	3,548	130,529
Nokia Oyj - ADR (a)	44,848	176,701
Nordea Bank Abp	27,210	307,813
Sampo Oyj	4,082	179,931
UPM-Kymmene Oyj	4,394	145,420
		1,110,647
France - 9.4%
Air Liquide SA	4,414	792,821
Airbus SE - ADR	21,074	775,734
AXA SA	16,376	503,614
BNP Paribas SA - ADR	19,040	629,082
Capgemini SE	1,396	253,030
Christian Dior SE	30	26,454
Credit Agricole SA	11,218	139,204
Danone SA	5,538	338,125
Dassault Systemes SE	5,706	243,956
Engie SA	15,254	250,102
EssilorLuxottica SA	2,614	525,789
Hermes International	289	640,757
Kering	594	341,966
L'Oreal SA	2,114	983,667
LVMH Moet Hennessy Louis Vuitton SE - ADR	10,944	2,038,320
Pernod Ricard SA	1,683	371,204
Safran SA	2,990	496,284
Sanofi - ADR	19,346	1,032,496
Sartorius Stedim Biotech	198	61,936
Schneider Electric SE	4,801	855,365
TotalEnergies SE - ADR	20,107	1,223,511
Vinci SA	4,424	519,400
		13,042,817
Germany - 6.4%
adidas AG - ADR	2,944	297,992
Allianz SE	3,366	804,583
BASF SE	7,572	406,032
Bayer AG	8,492	496,168
Bayerische Motoren Werke AG	2,622	319,599
Beiersdorf AG	812	105,172
BioNTech SE - ADR (b)	756	82,306
Daimler AG	6,720	536,713
Daimler Truck Holding AG	4,272	160,405
Deutsche Boerse AG	1,558	298,581
Deutsche Telekom AG	29,914	652,615
DHL Group	8,166	419,478
E.ON SE	18,513	234,186
Hapag-Lloyd AG (c)	58	13,226
Henkel AG & Co. KGaA	812	56,728
Infineon Technologies AG	11,290	496,537
Merck KGaA	1,058	185,892
Muenchener Rueckversicherungs-Gesellschaft AG	1,152	433,947
RWE AG	5,572	239,728
SAP SE - ADR (a)	9,148	1,247,330
Sartorius AG	20	6,564
Siemens AG - ADR (c)	12,748	1,087,659
Siemens Healthineers AG	2,320	134,736
Volkswagen AG	238	38,062
Vonovia SE	6,562	153,246
		8,907,485
Hong Kong - 2.0%
AIA Group Ltd. - ADR (a)	24,980	999,200
BOC Hong Kong Holdings Ltd.	29,629	90,039
Budweiser Brewing Co. APAC Ltd. (c)	14,229	34,483
Chow Tai Fook Jewellery Group Ltd.	18,209	31,613
CK Asset Holdings Ltd.	16,271	93,884
CK Hutchison Holdings Ltd.	22,137	136,531
CK Infrastructure Holdings Ltd.	4,978	26,330
CLP Holdings Ltd.	13,792	112,208
Galaxy Entertainment Group Ltd. (b)	16,577	120,307
Hang Seng Bank Ltd.	6,048	92,051
Henderson Land Development Co. Ltd.	10,842	33,365
Hong Kong & China Gas Co. Ltd.	89,315	76,387
Hong Kong Exchanges & Clearing Ltd.	9,831	410,691
MTR Corp Ltd.	12,861	59,119
Sands China Ltd. (b)	20,112	76,720
Sun Hung Kai Properties Ltd.	12,423	155,389
Techtronic Industries Co. Ltd.	15,220	171,835
		2,720,152
Ireland - 1.0%
CRH PLC - ADR (a)	6,270	378,081
Experian PLC	7,988	308,465
Flutter Entertainment PLC (b)	1,256	250,004
ICON PLC (b)	742	186,546
James Hardie Industries PLC (b)	3,668	107,126
Kerry Group PLC	1,287	127,865
Ryanair Holdings PLC - ADR (a)(b)	826	84,690
		1,442,777
Israel - 0.8%
Airport City Ltd. (b)	510	7,685
Alony Hetz Properties & Investments Ltd.	1,236	10,388
Amot Investments Ltd.	1,782	9,558
Ashtrom Group Ltd.	325	4,895
Azrieli Group Ltd.	302	17,184
Bank Hapoalim BM	10,136	90,094
Bank Leumi Le-Israel BM	12,720	101,610
Bezeq The Israeli Telecommunication Corp. Ltd.	16,868	22,343
Big Shopping Centers Ltd. (b)	99	9,314
Check Point Software Technologies Ltd. (b)	832	109,999
CyberArk Software Ltd. (b)	332	55,115
Delek Group Ltd.	68	9,599
Elbit Systems Ltd.	204	43,334
Global-e Online Ltd. (a)(b)	1,156	52,078
ICL Group Ltd.	5,940	39,421
Inmode Ltd. (b)	568	24,373
Isracard Ltd.	1	3
Israel Corp Ltd.	30	9,343
Israel Discount Bank Ltd.	10,197	54,054
Melisron Ltd.	182	12,029
Mivne Real Estate KD Ltd.	4,924	12,987
Mizrahi Tefahot Bank Ltd.	1,228	44,355
Monday.com Ltd. (a)(b)	144	26,032
Nice Ltd. - ADR (a)(b)	610	132,888
Nova Ltd. (a)(b)	238	29,498
Shapir Engineering and Industry Ltd.	1,172	8,368
Strauss Group Ltd. (b)	416	9,802
Teva Pharmaceutical Industries Ltd. - ADR (b)	9,146	76,826
The First International Bank Of Israel Ltd.	426	18,017
The Phoenix Holdings Ltd.	1,386	14,246
Tower Semiconductor Ltd. (b)	896	33,824
Wix.com Ltd. (b)	464	43,764
ZIM Integrated Shipping Services Ltd. (a)	662	10,023
		1,143,049
Italy - 1.7%
Assicurazioni Generali SpA	9,938	211,763
Davide Campari-Milano NV	4,404	59,220
Enel SpA	63,682	439,157
Eni SpA - ADR (a)	10,622	325,564
Ferrari NV	1,048	335,775
Intesa Sanpaolo SpA	140,501	406,132
PRADA SpA	4,262	30,194
Snam SpA	16,896	88,836
Terna - Rete Elettrica Nazionale	11,596	98,021
UniCredit SpA	15,926	402,747
		2,397,409
Japan - 21.2%
Advantest Corp.	1,560	214,100
Aeon Co. Ltd.	7,186	155,474
AGC, Inc.	1,881	67,907
Aisin Corp.	1,510	48,984
Ajinomoto Co., Inc.	4,424	172,184
ANA Holdings, Inc. (b)	1,312	31,411
Asahi Group Holdings Ltd.	4,178	164,312
Asahi Kasei Corp.	11,492	78,226
Astellas Pharma, Inc.	15,124	221,175
Bandai Namco Holdings, Inc.	5,496	124,164
Bridgestone Corp.	5,054	209,350
Canon, Inc.	8,572	221,312
Central Japan Railway Co.	1,698	216,450
Chubu Electric Power Co., Inc.	6,252	78,334
Chugai Pharmaceutical Co. Ltd.	5,262	156,493
Daifuku Co. Ltd.	3,120	66,560
Dai-ichi Life Holdings, Inc.	8,498	173,556
Daiichi Sankyo Co. Ltd.	16,566	506,185
Daikin Industries Ltd.	2,518	507,795
Daiwa House Industry Co. Ltd.	5,488	148,980
Denso Corp.	4,158	288,793
Dentsu Group, Inc.	1,964	65,602
Disco Corp.	720	134,824
East Japan Railway Co.	3,112	176,157
Eisai Co. Ltd.	2,444	154,201
ENEOS Holdings, Inc.	26,616	96,425
FANUC Corp.	7,920	242,056
Fast Retailing Co. Ltd.	1,560	389,931
FUJIFILM Holdings Corp.	3,310	191,878
Fujitsu Ltd.	1,500	193,846
Hamamatsu Photonics KK	1,204	57,938
Hankyu Hanshin Holdings, Inc.	1,990	66,037
Hitachi Ltd.	8,034	525,077
Honda Motor Co. Ltd. - ADR (a)	14,502	462,904
Hoya Corp.	2,931	340,558
Idemitsu Kosan Co Ltd.	1,860	39,223
Inpex Corp.	8,686	111,883
Isuzu Motors Ltd.	5,122	66,318
ITOCHU Corp.	12,362	499,642
Japan Airlines Co. Ltd.	1,188	25,686
Japan Exchange Group, Inc.	4,356	75,797
Japan Post Bank Co. Ltd.	11,464	95,329
Japan Post Holdings Co. Ltd.	19,902	145,350
Japan Tobacco, Inc.	9,062	200,840
Kao Corp.	3,916	148,696
KDDI Corp.	12,908	379,895
Keyence Corp.	1,672	749,353
Kikkoman Corp.	1,594	91,697
Kirin Holdings Co. Ltd.	6,854	101,294
Kobe Bussan Co. Ltd.	1,172	31,206
Komatsu Ltd.	8,022	223,521
Konami Group Corp.	822	46,044
Kubota Corp.	9,405	141,771
Kyocera Corp.	2,871	154,261
Kyowa Kirin Co. Ltd.	2,094	39,977
Lasertec Corp.	634	95,703
M3, Inc.	3,518	80,689
Marubeni Corp.	14,160	250,175
MEIJI Holdings Co. Ltd.	2,310	53,388
MINEBEA MITSUMI, Inc.	3,340	61,698
MISUMI Group, Inc.	2,340	42,675
Mitsubishi Chemical Holdings Corp.	11,794	70,425
Mitsubishi Corp.	12,240	625,056
Mitsubishi Electric Corp.	17,688	255,004
Mitsubishi Estate Co. Ltd.	10,898	133,060
Mitsubishi Heavy Industries Ltd.	2,782	131,625
Mitsubishi UFJ Financial Group, Inc. - ADR (a)	104,268	841,443
Mitsui & Co. Ltd.	12,974	505,317
Mitsui Fudosan Co. Ltd.	7,854	161,121
Mitsui OSK Lines Ltd.	2,980	76,980
Mizuho Financial Group, Inc.	20,930	353,676
MonotaRO Co. Ltd.	2,018	24,625
MS&AD Insurance Group Holdings, Inc.	3,772	140,312
Murata Manufacturing Co. Ltd.	5,290	309,558
NEC Corp.	2,246	113,401
Nexon Co. Ltd.	3,868	73,695
Nidec Corp.	4,376	260,010
Nintendo Co. Ltd. - ADR	39,924	450,343
Nippon Paint Holdings Co. Ltd.	8,790	80,446
Nippon Steel Corp.	7,834	178,745
Nippon Telegraph & Telephone Corp.	246,100	281,796
Nippon Yusen KK	4,206	101,939
Nissan Chemical Corp.	1,155	51,805
Nissan Motor Co. Ltd.	19,480	85,306
Nissin Foods Holdings Co. Ltd.	672	56,683
Nitori Holdings Co. Ltd.	718	88,094
Nitto Denko Corp.	1,226	87,039
Nomura Holdings, Inc.	24,786	102,182
Nomura Research Institute Ltd.	3,678	104,214
NTT Data Group Corp.	5,310	73,735
Obic Co. Ltd.	540	88,327
Olympus Corp.	10,596	172,535
Omron Corp.	1,698	90,972
Ono Pharmaceutical Co. Ltd.	3,924	71,755
Oracle Corp.	266	18,653
Oriental Land Co. Ltd.	9,586	367,228
ORIX Corp.	9,854	189,163
Osaka Gas Co. Ltd.	3,434	54,021
Otsuka Holdings Co. Ltd.	4,592	168,651
Pan Pacific International Holdings Corp.	4,394	86,759
Panasonic Holdings Corp.	19,214	237,702
Rakuten Group, Inc.	12,402	48,391
Recruit Holdings Co. Ltd.	13,972	484,475
Renesas Electronics Corp. (b)	11,586	224,407
Resona Holdings, Inc.	19,782	107,681
Rohm Co. Ltd.	718	67,124
Secom Co. Ltd.	1,766	118,337
Sekisui House Ltd.	5,648	115,092
Seven & i Holdings Co. Ltd.	6,572	272,230
SG Holdings Co. Ltd.	4,008	58,444
Shimadzu Corp.	2,277	68,999
Shimano, Inc.	693	104,974
Shin-Etsu Chemical Co. Ltd.	17,272	568,064
Shionogi & Co. Ltd.	2,330	97,154
Shiseido Co. Ltd.	3,292	144,162
SMC Corp.	500	260,605
SoftBank Corp.	22,880	253,784
SoftBank Group Corp.	8,521	433,762
Sompo Holdings, Inc.	2,871	126,956
Sony Group Corp. - ADR	10,808	1,011,629
Subaru Corp.	5,072	95,779
Sumitomo Corp.	10,314	220,903
Sumitomo Electric Industries Ltd.	6,544	83,718
Sumitomo Metal Mining Co. Ltd.	2,246	77,579
Sumitomo Mitsui Financial Group, Inc. - ADR	59,926	558,510
Sumitomo Mitsui Trust Holdings, Inc.	3,094	120,202
Sumitomo Realty & Development Co. Ltd.	3,924	104,978
Suntory Beverage & Food Ltd.	1,038	36,926
Suzuki Motor Corp.	4,038	161,702
Sysmex Corp.	1,396	94,447
Taiyo Nippon Sanso Corp.	1,746	42,121
Takeda Pharmaceutical Co. Ltd. - ADR (a)	27,138	414,126
TDK Corp.	3,206	122,525
Terumo Corp.	6,260	204,655
The Kansai Electric Power Co., Inc.	6,800	89,383
TIS, Inc.	1,883	47,689
Toho Co. Ltd.	1,038	40,421
Tokio Marine Holdings, Inc.	16,812	385,129
Tokyo Electron Ltd.	3,964	591,960
Tokyo Gas Co. Ltd.	3,376	76,530
Tokyu Corp.	5,148	65,298
Toray Industries, Inc.	13,436	75,101
Toshiba Corp.	3,496	112,769
Toyota Industries Corp.	1,688	121,737
Toyota Motor Corp. - ADR (a)	10,726	1,804,542
Toyota Tsusho Corp.	1,954	113,931
Trend Micro, Inc.	1,152	54,335
Unicharm Corp.	3,632	134,466
West Japan Railway Co.	2,010	82,553
Yakult Honsha Co. Ltd.	1,312	72,846
Yamaha Corp.	1,416	54,743
Yamaha Motor Co. Ltd.	2,886	84,390
Yaskawa Electric Corp.	2,198	95,342
Z Holdings Corp.	21,908	60,951
ZOZO, Inc.	926	18,043
		29,351,291
Luxembourg - 0.2%
ArcelorMittal	4,696	135,794
Tenaris SA - ADR	1,906	63,832
		199,626
Netherlands - 4.3%
Adyen NV - ADR (b)	26,296	486,739
Argenx SE - ADR (b)	494	249,213
ASML Holding NV	3,396	2,432,928
EXOR NV	954	89,096
Heineken NV	1,944	190,531
ING Groep NV - ADR (a)	31,206	454,672
Koninklijke Ahold Delhaize NV	8,176	282,137
Koninklijke DSM NV (d)	1,378	152,269
Prosus NV	9,760	772,966
Stellantis NV	17,828	365,459
Universal Music Group NV	6,270	160,835
Wolters Kluwer NV	2,162	271,468
		5,908,313
New Zealand - 0.3%
Auckland International Airport Ltd. (b)	9,948	51,901
Fisher & Paykel Healthcare Corp. Ltd.	4,762	72,670
Infratil Ltd.	5,968	36,882
Mainfreight Ltd.	708	29,836
Mercury NZ Ltd.	5,354	21,914
Meridian Energy Ltd.	9,976	34,977
Spark New Zealand Ltd.	15,416	49,598
Xero Ltd. (b)	1,142	93,745
		391,523
Norway - 0.6%
Adevinta ASA (b)	2,208	16,328
Aker BP ASA	2,548	71,223
DNB Bank ASA	7,404	152,755
Equinor ASA - ADR (a)	8,770	269,063
Gjensidige Forsikring ASA	1,558	24,626
Mowi ASA	3,746	65,883
Norsk Hydro ASA	11,250	73,705
Orkla ASA	6,186	48,877
Salmar ASA	500	23,103
Telenor ASA	5,300	56,739
Var Energi ASA	3,292	10,037
Yara International ASA	1,340	54,790
		867,129
Portugal - 0.1%
EDP - Energias de Portugal SA	24,182	113,000
Singapore - 1.2%
CapitaLand Investment Ltd.	20,232	51,731
DBS Group Holdings Ltd.	15,030	387,236
Grab Holdings Ltd. (b)	15,584	59,687
Jardine Cycle & Carriage Ltd.	812	20,933
Keppel Corp. Ltd.	11,466	63,635
Oversea-Chinese Banking Corp. Ltd.	33,374	333,803
Sea Ltd. - ADR (a)(b)	3,280	218,185
Singapore Airlines Ltd.	10,760	60,931
Singapore Technologies Engineering Ltd.	12,834	36,000
Singapore Telecommunications Ltd.	58,510	117,042
United Overseas Bank Ltd.	12,700	287,475
Wilmar International Ltd.	25,786	74,852
		1,711,510
South Korea - 0.3%
KB Financial Group, Inc. - ADR (a)	3,218	129,267
POSCO Holdings, Inc. - ADR (a)	2,518	315,984
		445,251
Spain - 2.1%
Amadeus IT Holding SA	3,706	265,756
Banco Bilbao Vizcaya Argentaria SA - ADR (a)	51,439	408,426
Banco Santander SA - ADR (a)	142,373	573,763
CaixaBank SA	35,872	144,711
Cellnex Telecom SA (c)	5,316	217,082
EDP Renovaveis SA	2,467	47,116
Iberdrola SA	51,620	644,470
Industria de Diseno Textil SA	9,240	353,650
Naturgy Energy Group SA	1,520	46,360
Telefonica SA	51,736	220,539
		2,921,873
Sweden - 2.6%
Alfa Laval AB	2,414	90,332
Assa Abloy AB - Class B	8,166	196,268
Atlas Copco AB - Class A	21,024	298,990
Atlas Copco AB - Class B	12,870	158,882
Boliden AB	2,246	66,165
Embracer Group AB - Class A (b)	6,748	19,395
EPIROC AB	3,206	54,457
EPIROC AB	5,158	102,950
EQT AB	2,718	64,913
Essity AB - Class B	4,970	123,183
Evolution AB (c)	1,568	193,349
H & M Hennes & Mauritz AB - Class B	5,894	98,995
Hexagon AB - Class B	17,536	169,839
Industrivarden AB - Class A	1,500	42,579
Industrivarden AB - Class C	1,406	39,817
Investment AB Latour - Class B	1,124	22,637
INVESTOR AB	15,010	306,505
INVESTOR AB	4,622	93,833
L E Lundbergforetagen AB - Class B	520	22,912
NIBE INDUSTRIER AB	12,636	113,727
Sandvik AB	8,988	182,554
Skandinaviska Enskilda Banken AB - Class A	14,020	169,882
Spotify Technology SA (b)	1,172	175,109
Svenska Cellulosa AB SCA - Class B	4,934	65,528
Svenska Handelsbanken AB - Class A	12,654	111,076
Swedbank AB	7,552	138,429
Telefonaktiebolaget LM Ericsson - ADR (a)	28,458	143,713
Telia Co. AB	20,222	43,474
Volvo AB - Class A	1,568	35,542
Volvo AB - Class B	13,086	288,475
Volvo Car AB (b)	4,414	21,805
		3,655,315
Switzerland - 8.6%
ABB Ltd. - ADR (a)	14,624	584,960
Alcon, Inc.	4,112	349,123
Cie Financiere Richemont SA	4,380	704,678
Givaudan SA	68	229,175
Glencore PLC	84,609	514,195
Holcim Ltd.	4,668	324,386
Kuehne + Nagel International AG	464	144,939
Lonza Group AG	614	355,705
Nestle SA - ADR	22,396	2,752,468
Novartis AG - ADR	20,156	2,114,364
Roche Holding AG - ADR (a)	49,044	1,898,003
Sika AG	1,266	392,989
STMicroelectronics NV	5,404	288,917
UBS Group AG	31,099	687,384
Zurich Insurance Group AG	1,236	596,421
		11,937,707
United Kingdom - 11.4%
Anglo American PLC	11,022	338,634
Ashtead Group PLC	3,696	273,307
Associated British Foods PLC	2,934	77,190
AstraZeneca PLC - ADR	26,440	1,895,748
BAE Systems PLC	25,156	300,693
Barclays PLC - ADR	32,106	256,527
BP PLC - ADR	25,755	960,661
British American Tobacco PLC - ADR	19,036	641,132
BT Group PLC	57,500	90,027
CNH Industrial NV (a)	8,217	117,996
Coca-Cola European Partners PLC	1,902	120,568
Compass Group PLC	14,708	382,607
Diageo PLC - ADR (a)	4,888	859,995
GSK PLC - ADR	16,734	595,228
Haleon PLC - ADR (a)	21,150	186,331
HSBC Holdings PLC - ADR (a)	34,030	1,421,773
Imperial Brands PLC	7,904	186,592
Legal & General Group PLC	49,220	147,431
Lloyds Banking Group PLC - ADR	144,687	331,333
London Stock Exchange Group PLC	3,124	339,258
National Grid PLC - ADR	6,520	439,318
NatWest Group PLC	41,698	130,733
Prudential PLC - ADR (a)	11,898	332,192
Reckitt Benckiser Group PLC	6,072	454,927
RELX PLC - ADR	16,618	559,362
Rio Tinto PLC - ADR (a)	9,074	603,875
Shell PLC - ADR	29,574	1,822,646
SSE PLC	8,636	186,804
Standard Chartered PLC	20,458	196,228
Tesco PLC	61,736	204,411
Unilever PLC - ADR (a)	22,136	1,189,367
Vodafone Group PLC - ADR (a)	22,878	220,086
		15,862,980
United States - 0.1%
Coupang, Inc. (b)	9,392	170,465
TOTAL COMMON STOCKS (Cost $116,714,204)		130,259,439

EXCHANGE TRADED FUNDS - 4.7%
United States - 4.7%
iShares MSCI South Korea ETF (a)	95,694	6,466,044
TOTAL EXCHANGE TRADED FUNDS (Cost $5,799,693)		6,466,044

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG	495	55,623
Dr Ing hc F Porsche AG (c)	444	54,286
Henkel AG & Co. KGaA	1,464	112,967
Sartorius AG	218	89,956
Volkswagen AG	1,510	200,160
		512,992
TOTAL PREFERRED STOCKS (Cost $507,462)		512,992

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Australia - 0.2%
Goodman Group	14,010	193,292
Scentre Group	42,782	80,750
		274,042
Hong Kong - 0.1%
Link REIT	20,881	116,870
Japan - 0.0% (e)
Nippon Building Fund, Inc.	10	41,893
Singapore - 0.1%
CapitaLand Ascendas REIT	27,690	58,514
CapitaLand Integrated Commercial Trust	41,500	63,666
		122,180
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $560,825)		554,985
	Principal Amount
SHORT-TERM INVESTMENTS - 0.3%
Money Market Deposit Accounts - 0.3%
U.S. Bank Money Market Deposit Account, 4.210% (f)	$394,935	394,935
TOTAL SHORT-TERM INVESTMENTS (Cost $394,935)		394,935
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.440% (f)	27,137,482	27,137,482
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $27,137,482)		27,137,482

Total Investments (Cost $151,114,601) - 119.3%		165,325,877
Liabilities in Excess of Other Assets - (19.3)%		(26,729,610)
TOTAL NET ASSETS - 100.0%		$138,596,267

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $26,532,192 or 19.1% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines.
The value of those securities total $190,192, which represents 0.1% of total net assets.

(d)	Value determined using significant unobservable inputs.
(e)	Less than 0.05%.
(f)	The rate shown is as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stock	$ 130,107,170	$ -	$ 152,269	$ -	$ 130,259,439
Exchange Traded Funds	6,466,044	-	-	-	6,466,044
Preferred Stock	512,992	-	-	-	512,992
Real Estate Investment Trusts	554,985	-	-	-	554,985
Short-Term Investments	394,935	-	-	-	394,935
Investments Purchased with Proceeds from Securities Lending	-	-	-	27,137,482	27,137,482
Total Investments in Securities	$ 138,036,126	$ -	$ 152,269	$ 27,137,482	$ 165,325,877
^ See the Schedules of Investments for sector breakouts.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTIN(a)	Balance as of 4/30/2023	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 7/31/2023
Common Stocks	$-	$-	$(27,899)	$3,519	$-	$176,649	$-	$152,269

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTIN	Fair Value as of 7/31/2023	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$152,269	US Line	Corporate Action - Aquired	100.5 EUR

(a) Table presents information for one security: Koninklijke DSM NV, which has been valued between 92.4 - 118.8 EUR throughout the period.